Financial Instruments (Details) $ in Thousands	3 Months Ended
	Jun. 30, 2015 USD ($) Contract	Jun. 30, 2014 USD ($)
Financial Instruments [Abstract]
Foreign currency transaction gains and (losses)	$ 0	$ 0
Number of open foreign exchange contracts | Contract	0